Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Schedule of Intangible Assets
The following table provides a reconciliation of intangible assets reported as of October 1, 2023 and December 31, 2022 (in thousands, except years data):

	As of October 1, 2023
	Gross Carrying Amount	Impairment	Held for Sale	Accumulated Amortization	Net Amount
Assembled workforce	$137	$—	$—	(137)	$—
Trademarks	5,700	(3,714)	(1,463)	(523)	—
Customer relationship	24,700	(16,094)	(7,577)	(1,029)	—
Developed technology	12,700	(8,275)	(3,259)	(1,166)	—

Total intangible assets	$43,237	$(28,083)	$(12,299)	$(2,855)	$—

	As of December 31, 2022
	Weighted- Average Remaining Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount
Assembled workforce	0.1	$137	$(133)	$4
Trademarks	9.8	5,700	(95)	5,605
Customer relationship	21.8	24,700	(187)	24,513
Developed technology	9.8	12,700	(212)	12,488

Total intangible assets		$43,237	$(627)	$42,610

Intangible assets consisted of the following (in thousands, except years data):

	As of December 31, 2022				As of December 31, 2021
	Weighted- Average Remaining Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Assembled workforce	0.1	$137	$(133)	$4	$137	$(65)	$72

Schedule of Amortization Expense Related to Intangible Assets
Amortization expense related to intangible assets for the thirteen and thirty-nine weeks ended October 1, 2023 and the three and nine months ended September 30, 2022 were as follows (in thousands):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Assembled workforce	$—	$17	$4	$51
Trademarks	142	—	428	—
Customer relationship	279	—	843	—
Developed technology	317	—	953	—

Total amortization expense	$738	$17	$2,228	$51